Annual Total Returns[BarChart] - UltraShort Latin America ProFund - Investor	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	6.24%	(23.20%)	18.27%	20.86%	86.62%	(62.54%)	(45.63%)	(3.97%)	(27.84%)	(38.78%)